Annual Operating Expenses - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2010 Fund	May 30, 2023
Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Operating Expenses:
Management fee	0.08%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.08%
Fidelity Freedom Index 2010 Fund - Premier Class
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%